Guarantor Subsidiaries (Consolidating Statement Of Changes In Equity) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Balance				$ 656,336				$ 1,104,451	$ 656,336	$ 1,104,451	$ 1,118,947
Net income	$ 98,300	$ 62,700	$ 73,200	9,600	$ 93,600	$ 41,700	$ 77,600	22,100	243,863	235,033	83,568
Retained Earnings (Accumulated Deficit)	351,439				107,576				351,439	107,576
Repurchase of common stock									(51,348)
Dividend paid to former parent										(650,000)
Net transfers to/between former parent										(36,062)	(98,064)
Additional Paid in Capital	557,871				548,293				557,871	548,293
Shares withheld to satisfy tax withholdings									(582)
Share-based compensation expense									10,435	2,914
Balance	858,705				656,336				858,705	656,336	1,104,451
Common Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Balance				467					467
Issuance of common stock									1
Issuance of stock at the separation and distribution										467
Balance	468				467				468	467
Treasury Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Repurchase of common stock									(51,348)
Issuance of common stock									275
Balance	(51,073)								(51,073)
APIC [Member]
Condensed Financial Statements, Captions [Line Items]
Balance				548,293					548,293
Issuance of common stock									(275)
Issuance of stock at the separation and distribution										(467)
Shares withheld to satisfy tax withholdings									(582)
Reclassification of net parent investment to APIC										545,846
Share-based compensation expense									10,435	2,914
Balance	557,871				548,293				557,871	548,293
Net Parent Investment [Member]
Condensed Financial Statements, Captions [Line Items]
Balance								1,104,451		1,104,451	1,118,947
Net income										127,457	83,568
Dividend paid to former parent										(650,000)
Net transfers to/between former parent										(36,062)	(98,064)
Reclassification of net parent investment to APIC										(545,846)
Balance											1,104,451
Retained Earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Balance				107,576					107,576
Net income									243,863	107,576
Balance	351,439				107,576				351,439	107,576
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Balance				(1,316,577)					(1,316,577)
Net income									(440,963)	0	0
Retained Earnings (Accumulated Deficit)	(440,963)				0				(440,963)	0
Additional Paid in Capital	(1,316,516)				(1,316,516)				(1,316,516)	(1,316,516)
Balance	(1,757,540)				(1,316,577)				(1,757,540)	(1,316,577)
Eliminations [Member] | Common Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Balance				(61)					(61)
Issuance of stock at the separation and distribution										(61)
Balance	(61)				(61)				(61)	(61)
Eliminations [Member] | APIC [Member]
Condensed Financial Statements, Captions [Line Items]
Balance				(1,316,516)					(1,316,516)
Reclassification of net parent investment to APIC										(1,316,516)
Balance	(1,316,516)				(1,316,516)				(1,316,516)	(1,316,516)
Eliminations [Member] | Net Parent Investment [Member]
Condensed Financial Statements, Captions [Line Items]
Balance								(190,461)		(190,461)	(190,461)
Reclassification of net parent investment to APIC										190,461
Balance											(190,461)
Eliminations [Member] | Retained Earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Net income									(440,963)
Balance	(440,963)								(440,963)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Balance				1,228,837					1,228,837
Net income									351,439	0
Retained Earnings (Accumulated Deficit)	351,439				0				351,439	0
Additional Paid in Capital	1,228,095				1,228,370				1,228,095	1,228,370
Balance	1,528,929				1,228,837				1,528,929	1,228,837
Parent Company [Member] | Common Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Balance				467					467
Issuance of common stock									1
Issuance of stock at the separation and distribution										467
Balance	468				467				468	467
Parent Company [Member] | Treasury Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Repurchase of common stock									(51,348)
Issuance of common stock									275
Balance	(51,073)								(51,073)
Parent Company [Member] | APIC [Member]
Condensed Financial Statements, Captions [Line Items]
Balance				1,228,370					1,228,370
Issuance of common stock									(275)
Reclassification of net parent investment to APIC										1,228,370
Balance	1,228,095				1,228,370				1,228,095	1,228,370
Parent Company [Member] | Retained Earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Net income									351,439
Balance	351,439								351,439
Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
Balance				587,713					587,713
Net income									312,485	154,136	138,417
Retained Earnings (Accumulated Deficit)	351,439				38,954				351,439	38,954
Additional Paid in Capital	558,611				548,758				558,611	548,758
Balance	910,051				587,713				910,051	587,713
Issuer [Member] | Common Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Balance				1					1
Issuance of stock at the separation and distribution										1
Balance	1				1				1	1
Issuer [Member] | APIC [Member]
Condensed Financial Statements, Captions [Line Items]
Balance				548,758					548,758
Issuance of stock at the separation and distribution										(467)
Shares withheld to satisfy tax withholdings									(582)
Reclassification of net parent investment to APIC										546,311
Share-based compensation expense									10,435	2,914
Balance	558,611				548,758				558,611	548,758
Issuer [Member] | Net Parent Investment [Member]
Condensed Financial Statements, Captions [Line Items]
Balance								1,123,467		1,123,467	1,043,914
Net income										114,668	138,416
Dividend paid to former parent										(650,000)
Net transfers to/between former parent										(36,062)	(58,863)
Reclassification of net parent investment to APIC										(552,073)
Balance											1,123,467
Issuer [Member] | Retained Earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Balance				38,954					38,954
Net income									312,485	38,954
Balance	351,439				38,954				351,439	38,954
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Balance				52,064					52,064
Net income									(1)	(1)	(2)
Retained Earnings (Accumulated Deficit)	(1)				0				(1)	0
Additional Paid in Capital	52,004				52,004				52,004	52,004
Balance	52,063				52,064				52,063	52,064
Guarantor Subsidiaries [Member] | Common Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Balance				60					60
Issuance of stock at the separation and distribution										60
Balance	60				60				60	60
Guarantor Subsidiaries [Member] | APIC [Member]
Condensed Financial Statements, Captions [Line Items]
Balance				52,004					52,004
Reclassification of net parent investment to APIC										52,004
Balance	52,004				52,004				52,004	52,004
Guarantor Subsidiaries [Member] | Net Parent Investment [Member]
Condensed Financial Statements, Captions [Line Items]
Balance								53,895		53,895	2,166
Net transfers to/between former parent											51,729
Reclassification of net parent investment to APIC										(53,895)
Balance											53,895
Guarantor Subsidiaries [Member] | Retained Earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Net income									(1)
Balance	(1)								(1)
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Balance				104,299					104,299
Net income									20,903	80,898	(54,847)
Retained Earnings (Accumulated Deficit)	89,525				68,622				89,525	68,622
Additional Paid in Capital	35,677				35,677				35,677	35,677
Balance	125,202				104,299				125,202	104,299
Non-Guarantor Subsidiaries [Member] | APIC [Member]
Condensed Financial Statements, Captions [Line Items]
Balance				35,677					35,677
Reclassification of net parent investment to APIC										35,677
Balance	35,677				35,677				35,677	35,677
Non-Guarantor Subsidiaries [Member] | Net Parent Investment [Member]
Condensed Financial Statements, Captions [Line Items]
Balance								$ 117,550		117,550	263,328
Net income										12,789	(54,848)
Net transfers to/between former parent											(90,930)
Reclassification of net parent investment to APIC										(130,339)
Balance											$ 117,550
Non-Guarantor Subsidiaries [Member] | Retained Earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Balance				$ 68,622					68,622
Net income									20,903	68,622
Balance	$ 89,525				$ 68,622				$ 89,525	$ 68,622